Taxation - Summary of Taxation Charges and Credits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax
Charge in respect of current period	$ 7,204	$ 3,936	$ 6,886
Adjustments in respect of prior periods	(613)	(1,205)	172
Total	6,591	2,731	7,058
Relating to the origination and reversal of temporary differences, tax losses and credits	(4,102)	(2,688)	(6,833)
Relating to changes in tax rates and legislation	2,004	(200)	(526)
Adjustments in respect of prior periods	202	986	148
Total	(1,896)	(1,902)	(7,211)
Total taxation charge/(credit)	$ 4,695	$ 829	$ (153)